Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41416
Entity Registrant Name	Forafric Global PLC
Entity Central Index Key	0001903870
Entity Address, Address Line One	Unit 5.3, Madison Building
Entity Address, Address Line Two	Midtown
Entity Address, City or Town	Queensway
Entity Address, Country	GI
Entity Address, Postal Zip Code	GX11 1AA